OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 473	£ 475	£ 409
Performance-based compensation expense comprises [Member] | Current year [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	334	312	280
Performance-based compensation expense comprises [Member] | Prior year [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	139	163	129
Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	162	164	170
Performance-based compensation expense deferred until later years comprises [Member] | Current year [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	127	123	114
Performance-based compensation expense deferred until later years comprises [Member] | Prior year [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 35	£ 41	£ 56